UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21190

                             SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                               New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                             New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2012 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds
Directional Equity
Artis Partners 2X LTD, Class K2 - e	$1,757,822	$710,571	0.02%
Artis Partners Ltd. KiOR Shares - e	38,029	36,935	0.00	*
East Side Capital Offshore, Ltd. - b	30,700,000	35,724,619	1.30
Frontpoint Onshore Healthcare Fund 2X LP - e	8,574	9,559	0.00	*
Passport Global Strategies III LTD - e	1,373,173	492,561	0.02
Passport II LP - b,g	24,000,000	22,782,184	0.83
Tao L Holdings LTD - e	57,110	495,124	0.02

Total Directional Equity	57,934,708	60,251,553	2.19

Directional Macro
Drawbridge Global Macro Fund Ltd - SP Reserve - e	19,526	19,750	0.00	*
Drawbridge Global Macro Fund Ltd C1 H10D SP May 9 2008 - e	37,270	12,713	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 10 - e	6,717	—	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 11 - e	7,052	13,732	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 12 - e	264,949	170,626	0.01
Drawbridge Global Macro Fund Ltd Side Pocket 4 - e	94,297	71,503	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 5 - e	19,749	10,858	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 6 - e	29,388	—	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 7 - e	8,184	42,333	0.00	*

Total Directional Macro	487,132	341,515	0.01

Event Driven
Axonic Credit Opportunities Fund L.P. - b	58,000,000	69,570,314	2.52
Axonic Credit Opportunities Overseas Fund, Ltd. - b	80,000,000	92,445,284	3.35
BHR Master Fund, Ltd. - b	9,631,140	10,537,555	0.38
Carrington Investment Partners ( US ) LP - b,f	10,625,967	2,069,488	0.08
CPIM Structured Credit Fund 1000 INC - b,f	1,368,213	181,156	0.01
CPIM Structured Credit Fund 1500 INC - c,f	1,011,070	122,673	0.00	*
GoldenTree Offshore Fund, LTD, Class C - b	10,000,000	10,451,503	0.38
Harbinger Capital Partners Class L Holdings Series 2 - e	126,402	256,849	0.01
Harbinger Capital Partners Class PE Holdings Series 1 - e	5,222,526	2,408,662	0.09
Harbinger Capital Partners Offshore Fund I, Cl LS - e	2,521,662	457,944	0.02
JLP Credit Opportunity Cayman Fund LTD - b	43,000,000	45,349,808	1.65
JLP Credit Opportunity Fund L.P. - b	48,000,000	50,472,719	1.83
Marathon Distressed Subprime Fund (Cayman) LTD Class B - e	137,720	352,339	0.01
Marathon Distressed Subprime Fund L.P. - e	620,064	642,020	0.02
Marathon Securitized Credit Fund, Ltd. - b,f	118,099,910	139,725,117	5.07
Marathon Special Opportunity Fund Ltd. SP 10 - e	861,419	750,173	0.03
Marathon Structured Finance Ltd. Class D Ser 1 - e	2,103,220	3,541,684	0.13
Metacapital Mortgage Value Fund, L.P. - b,f	7,500,000	8,167,921	0.30
Paulson Recovery Fund LP - b,f	20,995,226	19,356,991	0.70
Pine River Fixed Income Fund LP - b,f	122,572,139	202,059,109	7.33
Pine River Fixed Income Fund LTD - b,f	142,400,000	181,207,304	6.57
Polygon European Equity Opportunity Fund Ltd. - b,f	4,271,250	3,798,334	0.14
Premium Point Mortgage Credit Fund, L.P. - b,g	40,000,000	45,192,496	1.64
Premium Point Offshore Mortgage Credit Fund, Ltd. - b,g	83,300,000	88,012,733	3.19
Seer Capital Partners Fund L.P. - b	97,200,000	113,994,152	4.14
Seer Capital Partners Offshore Fund Ltd. - b	40,000,000	42,417,900	1.54
Solus Recovery Fund II L.P. - Class A - b,g	4,000,000	4,027,989	0.15
Solus Recovery Fund II Offshore L.P. - Class A - b,g	5,500,000	5,538,236	0.20
Solus Recovery Fund L.P. - b,g	26,083,186	27,396,716	0.99
Solus Recovery Fund Offshore L.P. - b,g	14,672,623	15,431,466	0.56
Stark Investments Structured Finance Onshore Fund - d,f	2,895,819	2,878,348	0.10
Third Point Ultra, Ltd. - b	177,211,018	234,592,676	8.51

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2012 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds (continued)
Event Driven (continued)
Trilogy Financial Partners L.P. - b	$19,200,000	$20,998,584	0.76%
Waterfall Eden Fund, L.P. - b,f	22,000,000	22,256,147	0.81
York Credit Opportunities Fund, LP - b	31,500,000	39,238,676	1.42
York Credit Opportunities Unit Trust - b	5,000,000	7,721,233	0.28

Total Event Driven	1,257,630,574	1,513,622,299	54.91

Relative Value
Brigade Leveraged Capital Structures LP - b	6,006,043	8,150,811	0.30
Discus Non-US Side Holdings LTD Class S - e	237,388	235,012	0.01
EJF Debt Opportunities Fund L.P. - b,f	77,500,000	91,069,742	3.30
EJF Debt Opportunities Fund Ltd. - b,f	127,600,000	143,380,120	5.20
Metacapital Mortgage Opportunities Fund, L.P. - b,f	33,040,227	55,341,168	2.01
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,f	21,750,000	24,674,419	0.89
Metacapital Mortgage Opportunities Fund, Ltd. Class B - b,f	150,500,000	241,113,609	8.75
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,f	27,000,000	38,051,624	1.38
Midway Market Neutral Fund, LLC - a	44,166,430	62,527,782	2.27
Midway Market Neutral International Fund Ltd. - a	38,025,000	52,011,999	1.89
Passport M1 Master Fund, L.P. - b	21,000,000	23,053,688	0.84
Providence MBS Fund, LP - b	90,900,000	151,050,000	5.48
Sola 1 Class SP - e	593,666	479,274	0.02
Sola 1 Class T2 - b	12,990,354	15,566,364	0.56
SPM Core Offshore - b	60,000,000	71,868,687	2.61
Structured Service Holdings LP - a	41,440,770	148,703,142	5.39
Structured Service Holdings LTD - a	93,563,262	183,116,995	6.64

Total Relative Value	846,313,140	1,310,394,436	47.54

Total Investments in Investment Funds	$2,162,365,554	$2,884,609,803	104.65

Liabilities, in excess of other assets		(128,190,662)	(4.65)

Shareholders’ Capital		$2,756,419,141	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

*	Amounts are less than 0.005%.
a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Redemptions permitted semi annually.
d	Redemptions permitted annually.
e

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $11,210,222 (0.39% of total Investments in Investment Funds) of illiquid investments at December 31, 2012.

f	Subject to gated redemptions.
g	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2012 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of December 31, 2012. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would affect its disclosure. The Company has unfunded capital commitments of $36,000,000 as of December 31, 2012.

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. The Investment Funds within this

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2012 (Unaudited)

strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 35 day notice period. Investment Funds in this strategy, representing approximately 3 percent in this strategy, are illiquid side pocket investments, and have suspended redemptions. In addition, approximately 38 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity provisions on a greater than quarterly basis. The remaining approximately 59 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. The Investment Funds in this strategy are illiquid side pocket investments with suspended redemptions and are classified as Level 3 investments.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have monthly to annual liquidity, subject to a 30 to 180 day notice period. Investment Funds in this strategy, representing approximately 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 38 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. In addition, approximately 12 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity provisions on a greater than quarterly basis. The remaining approximately 49 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2012 (Unaudited)

strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 45 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 55 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Company’s assets carried at fair value:

Description	Total Fair Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Investment Funds
Directional Equity	$60,251,553	$—	$35,724,619	$24,526,934
Directional Macro	341,515	—	—	341,515
Event Driven	1,513,622,299	—	737,790,404	775,831,895
Relative Value	1,310,394,436	—	716,049,468	594,344,968
Total Investments in Investment Funds	$2,884,609,803	$—	$1,489,564,491	$1,395,045,312

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2012 (Unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

	Directional Equity	Directional Macro	Event Driven	Relative Value	Total
Balance as of March 31, 2012	$2,466,891	$425,689	$181,303,276	$7,092,751	$191,288,607
Net realized gain / (loss)	126,197	(44,440)	(415,212)	1,702,631	1,369,176
Net change in unrealized appreciation / depreciation	(1,777,311)	45,234	49,054,996	891,945	48,214,864
Purchases	24,038,029	–	256,233,805	18,195,175	298,467,009
Sales	(326,872)	(84,968)	(8,936,129)	(11,601,852)	(20,949,821)
Transfers into Level 3	–	–	364,939,551	593,630,682	958,570,233
Transfers out of Level 3	–	–	(66,348,392)	(15,566,364)	(81,914,756)
Balance as of December 31, 2012	$24,526,934	$341,515	$775,831,895	$594,344,968	$1,395,045,312

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfers into and out of Level 3 in the above reconciliation table are due to the change in the Investment Funds’ lock-up periods. There were no transfers between Level 1 and Level 2 at December 31, 2012.

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of December 31, 2012 is $205,506,885.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President (principal executive officer)

Date	2/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President (principal executive officer)

Date	2/26/2013

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer (principal financial officer)

Date	2/26/2013

* Print the name and title of each signing officer under his or her signature.